SCHEDULE OF PROPERTY AND EQUIPMENT ANNUAL RATES (Details)	Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	33.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	7.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	15.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	33.00%
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	20.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	21.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual rates	26.00%